Capital Stock - Summary of Option Activity (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013
Number (000’s)
Options Outstanding, Number, Beginning Balance	3,267	7,260	3,618
Granted during the year, Number	526		5,288
Exercised during the year, Number	(945)	(417)
Forfeited/cancelled/expired during the year, Number	(1,362)	(3,576)	(1,646)
Options Outstanding, Number, Ending Balance	1,486	3,267	7,260
Stock options vested and expected to Vest, Number	1,434
Exercisable, Number	566
Weighted- Average Exercise Price
Beginning balance (usd per share)	$ 12.08	$ 27.53	$ 73.86
Granted during the year (usd per share)	$ 10.06		$ 7.86
Exercised during the year (usd per share)	$ 7.13	$ 7.36
Forfeited/cancelled/expired during the year (usd per share)	$ 17.10	$ 42.55	$ 60.86
Ending balance (usd per share)	$ 9.34	$ 12.08	$ 27.53
Vested and expected to vest (usd per share)	$ 9.39
Exercisable (usd per share)	$ 11.36
Additional Disclosures [Abstract]
Average Remaining Contractual Life in Years	3 years 1 month 10 days
Stock options vested and expected to vest, Average Remaining Contractual Life in Years	3 years 1 month 4 days
Exercisable, Weighted Average Remaining Contractual Term	2 years 4 months 20 days
Aggregate Intrinsic Value	$ 5
Stock Options Vested and Expected to Vest, Aggregate Intrinsic Value	4
Exercisable, Aggregate Intrinsic Value	$ 2